DEBT OBLIGATIONS - Obligations (Details) - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016
Debt Obligations
Total debt obligations, excluding capital lease obligations	$ 2,883,000	$ 6,046,000
Less current portion	383,000	3,972,000
Debt obligations, less current portion	2,500,000	2,074,000
Company's debt obligations excluding capital leases
2018	383,000
2020	2,500,000
Total debt obligations, excluding capital lease obligations	2,883,000	6,046,000
Genesys
Debt Obligations
Total debt obligations, excluding capital lease obligations	$ 383,000	$ 2,862,000
Interest rate (as a percent)	0.65%	0.65%
Monthly principal and interest installment (in dollars)	$ 191,667	$ 191,667
Company's debt obligations excluding capital leases
Total debt obligations, excluding capital lease obligations	383,000	2,862,000
Revolving line of credit
Debt Obligations
Total debt obligations, excluding capital lease obligations	2,500,000
Company's debt obligations excluding capital leases
Total debt obligations, excluding capital lease obligations	$ 2,500,000
Term Note
Debt Obligations
Total debt obligations, excluding capital lease obligations		1,500,000
Company's debt obligations excluding capital leases
Total debt obligations, excluding capital lease obligations		1,500,000
360 Energy Engineers LLC
Debt Obligations
Total debt obligations, excluding capital lease obligations		$ 1,031,000
Interest rate (as a percent)	4.00%	4.00%
Monthly principal and interest installment (in dollars)	$ 88,752	$ 88,752
Company's debt obligations excluding capital leases
Total debt obligations, excluding capital lease obligations		1,031,000
Notes payable for Abacus
Debt Obligations
Total debt obligations, excluding capital lease obligations		$ 54,000
Interest rate (as a percent)	4.00%	4.00%
Monthly principal and interest installment (in dollars)	$ 54,281	$ 54,281
Company's debt obligations excluding capital leases
Total debt obligations, excluding capital lease obligations		54,000
Notes payable for insurance
Debt Obligations
Total debt obligations, excluding capital lease obligations	$ 0	$ 599,000
Interest rate (as a percent)	2.773%	2.773%
Monthly principal and interest installment (in dollars)	$ 55,868	$ 55,868
Company's debt obligations excluding capital leases
Total debt obligations, excluding capital lease obligations	$ 0	$ 599,000